Note 20 - Non-current assets and disposal groups classified as held for sale (Table)	6 Months Ended
Jun. 30, 2019
Non-current assets and disposal groups classified as held for sale Abstract
Non-current assets and disposal groups classified as held for sale. Breakdown by items
Non-current assets and disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	June 2019	December 2018
Foreclosures and recoveries	1.771	2.211
Other assets from tangible assets	274	433
Business sale - Assets	29	29
Accrued amortization (*)	(32)	(44)
Impairment losses	(537)	(628)
Total non-current assets and disposal groups classified as held for sale	1.505	2.001